DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Details)			3 Months Ended	6 Months Ended
	Oct. 02, 2020 USD ($) $ / shares shares	Sep. 25, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) D $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Cash in operating bank account			$ 160,646,000	$ 160,646,000	$ 312,799,000	$ 117,050,000	$ 84,046,000
Cik0001819516 Aspirational Consumer Lifestyle Corp
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares					23,974,632
Proceeds from sale of Private Placement Warrants					$ 6,794,926
Transaction costs				13,763,667	13,763,667
Cash underwriting fees				4,794,926	4,794,926
Deferred underwriting fees					8,391,121
Other offering costs				577,619	577,620
Gross proceeds	$ 15,041,246
Investment of Cash into Trust Account	14,746,320				$ 239,746,320
Aggregate proceeds held in Trust Account	$ 239,746,320
Redemption of shares calculated based on business days prior to consummation of business combination (in days) | D					2
Threshold business days for redemption of public shares | D					10
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account					80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination					50.00%
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent					15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%
Loans from working capital			4,300,000	4,300,000
Cash in operating bank account					$ 719,926
Cash and marketable securities held in Trust Account			239,843,104	239,843,104	239,795,125
Working capital deficit					155,767
Interest earned on marketable securities held in Trust Account			$ 2,676	$ 47,979	$ 49,590
Initial Public Offering. | Cik0001819516 Aspirational Consumer Lifestyle Corp
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	1,474,632	22,500,000		23,974,632	23,974,632
Price per unit | $ / shares		$ 10.00
Gross proceeds from sale of units		$ 225,000,000
Exercise price of warrants | $ / shares		$ 10.00
Investment of Cash into Trust Account		$ 225,000,000
Interest to pay dissolution expenses					$ 100,000
Minimum net tangible assets upon consummation of the Business Combination					$ 5,000,001
Over-allotment | Cik0001819516 Aspirational Consumer Lifestyle Corp
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	1,474,632
Price per unit | $ / shares	$ 10.00
Deferred underwriting fees	$ 8,391,121
Private Placement. | Cik0001819516 Aspirational Consumer Lifestyle Corp
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares	196,617		4,333,333	4,333,333	4,333,333
Exercise price of warrants | $ / shares	$ 1.50			$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 294,926			$ 6,500,000	$ 6,500,000
Loans from working capital			$ 250,000,000	$ 250,000,000